Guarantees, Commitments, and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Recorded Unconditional Purchase Obligations	As of December 31, 2022, we had outstanding non-cancelable purchase obligations with a term of 12 months or longer as follows:

Amount
(in thousands)
Year Ending December 31,
2023	$11,448
2024	10,452
2025	127
Total	$22,027